Loan Receivables, Net (Details) - Schedule of Allowance for Expected Credit Losses for Loan Receivables - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Allowance for Expected Credit Losses for Loan Receivables [Abstract]
Beginning balance	$ 410
Additions		410
Reversal	(410)
Ending balance		$ 410